Property and Equipment, Net - Schedule of Property and Equipment (Details) (Marketing Analysts, LLC and Affiliate) (10-K) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equipment		$ 2,087,562	$ 2,946,448
Less: accumulated depreciation		(1,015,430)	(1,629,846)
Property and equipment, net	$ 999,807	1,072,132	1,316,603
Marketing Analysts, LLC and Affiliate [Member]
Equipment		20,350	16,576
Less: accumulated depreciation		(7,578)	(3,960)
Property and equipment, net	$ 13,176	$ 12,771	$ 12,616